Trade and other payables - current (Tables)	12 Months Ended
Oct. 31, 2019
Trade and other payables - current [Abstract]
Trade and Other Payables - Current
	October 31, 2019	October 31, 2018
	$m	$m
Trade payables	105.0	46.1
Tax and social security	80.7	46.5
Accruals	425.3	584.3
	611.0	676.9